Acquisitions and Dispositions - Summary of Leases Associated with PSA Facilities and Related Licensed Beds/Units by Operator Affiliation as of Disposition Date (Parenthetical) (Details) - USD ($)
$ in Millions
	Aug. 28, 2019	Aug. 01, 2019
MED Purchase and Sale Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds after completion of disposition	$ 2.3	$ 0.4